As filed with the Securities and Exchange Commission on January 17, 2014

Registration Nos. 333-163352; 811-22357

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 14

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 14

(Check appropriate box or boxes)

BofA Funds Series Trust

(Exact Name of Registrant as specified in Charter)

100 Federal Street

Boston, MA 02110

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 434-5801

Marina Belaya, Esq.

c/o BofA Global Capital Management Group, LLC

100 Federal Street

Boston, MA 02110

(Name and Address of Agent for Service)

With copies to:

Robert M. Kurucza, Esq.

Marco E. Adelfio, Esq.

Goodwin Procter LLP

901 New York Avenue, NW

Washington, DC 20001

It is proposed that this filing will become effective (check appropriate box):

☒                                  Immediately upon filing pursuant to paragraph (b)

☐                                    on (date) pursuant to paragraph (b)

☐                                    60 days after filing pursuant to paragraph (a)(1)

☐                                    on (date) pursuant to paragraph (a)(1)

☐                                    75 days after filing pursuant to paragraph (a)(2)

☐                                    on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐                                    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, BofA Funds Series Trust, certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 17th day of January, 2014.

BofA FUNDS SERIES TRUST

By:	/s/ Michael Pelzar
Name: Michael Pelzar
Title: President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

	SIGNATURES	TITLE	DATE

	/s/ Michael Pelzar	President	January 17, 2014
	Michael Pelzar	(Principal Executive Officer)

	/s/ Jeffrey R. Coleman	Chief Financial Officer	January 17, 2014
	Jeffrey R. Coleman	(Principal Financial Officer)
		Chief Accounting Officer	January 17, 2014
(Principal Accounting Officer)

	/s/ Harrison M. Bains*	Trustee	January 17, 2014
Harrison M. Bains

	/s/ Paul Glasserman*	Trustee	January 17, 2014
Paul Glasserman

	/s/ George J. Gorman*	Trustee	January 17, 2014
George J. Gorman

	/s/ William A. Hawkins*	Trustee	January 17, 2014
William A. Hawkins

	/s/ R. Glenn Hilliard*	Trustee	January 17, 2014
R. Glenn Hilliard

	/s/ William J. Kelly*	Trustee	January 17, 2014
William J. Kelly

	/s/ Debra J. Perry*	Trustee	January 17, 2014
Debra J. Perry

*By:	/s/ Marina Belaya
Marina Belaya
Attorney-in-Fact**
January 17, 2014

**

Executed by Marina Belaya on behalf of each Trustee pursuant to a Power of Attorney dated May 31, 2013 and incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of the Registrant on Form N-1A, filed with the Securities and Exchange Commission on December 12, 2013.

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Label Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

2